Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
February 28, 2022
FEG-NPRT1-0422
1.797938.118
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	155,000	17,281
CONSUMER DISCRETIONARY - 12.3%
Distributors - 2.5%
LKQ Corp.	523,300	24,569
Pool Corp.	109,300	50,123
		74,692
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (a)	18,500	28,182
Churchill Downs, Inc.	139,200	33,529
Domino's Pizza, Inc.	49,500	21,394
		83,105
Household Durables - 2.2%
D.R. Horton, Inc.	56,200	4,799
Lennar Corp. Class A	140,000	12,583
NVR, Inc. (a)	1,650	8,181
Tempur Sealy International, Inc.	1,215,000	40,107
		65,670
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	231,000	12,610
Multiline Retail - 0.5%
Dollar General Corp.	75,300	14,935
Specialty Retail - 4.0%
AutoZone, Inc. (a)	27,100	50,498
Burlington Stores, Inc. (a)	26,000	5,873
Five Below, Inc. (a)	141,000	23,069
O'Reilly Automotive, Inc. (a)	39,200	25,450
Tractor Supply Co.	65,900	13,430
Williams-Sonoma, Inc. (b)	29,000	4,201
		122,521
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	4,900	1,414
TOTAL CONSUMER DISCRETIONARY		374,947
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	215,000	14,024
Food Products - 1.3%
Bunge Ltd.	161,000	16,833
Darling Ingredients, Inc. (a)	329,600	23,889
		40,722
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,700	6,430
Olaplex Holdings, Inc.	68,000	1,141
		7,571
TOTAL CONSUMER STAPLES		62,317
ENERGY - 1.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	611,000	20,487
Oil, Gas & Consumable Fuels - 0.9%
PDC Energy, Inc.	441,231	28,468
TOTAL ENERGY		48,955
FINANCIALS - 8.9%
Capital Markets - 6.4%
Ameriprise Financial, Inc.	84,000	25,182
LPL Financial	76,000	13,752
MarketAxess Holdings, Inc.	84,425	32,202
Moody's Corp.	27,400	8,824
MSCI, Inc.	144,100	72,294
Nordnet AB	416,000	7,124
Raymond James Financial, Inc.	194,700	21,349
S&P Global, Inc.	27,200	10,219
Tradeweb Markets, Inc. Class A	38,900	3,286
		194,232
Consumer Finance - 2.0%
Discover Financial Services	360,747	44,531
Synchrony Financial	381,800	16,333
		60,864
Insurance - 0.5%
Arthur J. Gallagher & Co.	98,000	15,503
TOTAL FINANCIALS		270,599
HEALTH CARE - 20.5%
Biotechnology - 1.2%
Avid Bioservices, Inc. (a)	322,500	6,605
Horizon Therapeutics PLC (a)	312,400	28,482
Natera, Inc. (a)	27,000	1,775
		36,862
Health Care Equipment & Supplies - 7.4%
DexCom, Inc. (a)	134,231	55,560
Edwards Lifesciences Corp. (a)	93,000	10,450
IDEXX Laboratories, Inc. (a)	110,000	58,559
Intuitive Surgical, Inc. (a)	18,000	5,226
Masimo Corp. (a)	93,900	14,785
ResMed, Inc.	330,000	81,428
		226,008
Health Care Providers & Services - 2.0%
Guardant Health, Inc. (a)	51,500	3,413
Laboratory Corp. of America Holdings (a)	65,000	17,632
McKesson Corp.	10,457	2,875
Tenet Healthcare Corp. (a)	415,431	35,723
		59,643
Health Care Technology - 1.7%
Doximity, Inc. (b)	50,400	3,092
Veeva Systems, Inc. Class A (a)	214,000	49,017
		52,109
Life Sciences Tools & Services - 8.2%
Bio-Rad Laboratories, Inc. Class A (a)	22,600	14,147
Charles River Laboratories International, Inc. (a)	216,800	63,123
Mettler-Toledo International, Inc. (a)	57,000	80,298
Stevanato Group SpA	64,319	1,032
Waters Corp. (a)	65,500	20,746
West Pharmaceutical Services, Inc.	181,000	70,061
		249,407
TOTAL HEALTH CARE		624,029
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	52,800	35,196
Building Products - 4.0%
Builders FirstSource, Inc. (a)	378,000	28,131
Carlisle Companies, Inc.	83,700	19,870
Carrier Global Corp.	748,000	33,570
Fortune Brands Home & Security, Inc.	83,942	7,295
Trane Technologies PLC	87,780	13,512
Trex Co., Inc. (a)(b)	210,000	19,286
		121,664
Commercial Services & Supplies - 3.2%
Cintas Corp.	120,000	45,038
Copart, Inc. (a)	396,624	48,737
Tetra Tech, Inc.	25,000	3,969
		97,744
Construction & Engineering - 0.7%
Quanta Services, Inc.	190,000	20,699
Electrical Equipment - 3.7%
AMETEK, Inc.	172,200	22,350
Atkore, Inc. (a)	279,000	28,377
Generac Holdings, Inc. (a)	124,300	39,213
Rockwell Automation, Inc.	87,600	23,352
		113,292
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	19,700	8,830
Machinery - 2.2%
IDEX Corp.	75,000	14,393
Otis Worldwide Corp.	372,100	29,147
Toro Co.	263,500	24,719
		68,259
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp. Class A	86,000	6,939
CoStar Group, Inc. (a)	220,000	13,422
		20,361
Road & Rail - 1.9%
Old Dominion Freight Lines, Inc.	187,300	58,818
TOTAL INDUSTRIALS		544,863
INFORMATION TECHNOLOGY - 32.4%
Electronic Equipment & Components - 3.5%
Amphenol Corp. Class A	461,200	35,056
Keysight Technologies, Inc. (a)	240,000	37,769
Zebra Technologies Corp. Class A (a)	84,300	34,845
		107,670
IT Services - 1.9%
Adyen BV (a)(c)	1,394	2,905
EPAM Systems, Inc. (a)	170,000	35,318
Okta, Inc. (a)	100,000	18,284
Thoughtworks Holding, Inc.	12,500	286
		56,793
Semiconductors & Semiconductor Equipment - 8.0%
ASM International NV (Netherlands)	9,306	3,006
Broadcom, Inc.	12,100	7,108
Entegris, Inc. (b)	584,000	76,200
KLA Corp.	132,100	46,037
Lam Research Corp.	15,600	8,757
Marvell Technology, Inc.	150,000	10,250
NXP Semiconductors NV	54,600	10,381
onsemi (a)	533,000	33,371
Qorvo, Inc. (a)	55,000	7,523
Skyworks Solutions, Inc.	79,000	10,915
SolarEdge Technologies, Inc. (a)	98,900	31,591
		245,139
Software - 19.0%
Adobe, Inc. (a)	16,200	7,576
ANSYS, Inc. (a)	131,500	42,631
Atlassian Corp. PLC (a)	44,700	13,666
Cadence Design Systems, Inc. (a)	543,100	82,242
Citrix Systems, Inc.	152,000	15,580
Crowdstrike Holdings, Inc. (a)	100,700	19,658
Datadog, Inc. Class A (a)	376,500	60,658
Dynatrace, Inc. (a)	407,600	18,106
Fortinet, Inc. (a)	266,800	91,915
HubSpot, Inc. (a)	57,679	30,281
Intuit, Inc.	20,000	9,487
Monday.com Ltd.	1,200	191
Paycom Software, Inc. (a)	73,485	24,927
Qualtrics International, Inc.	353,600	10,725
Synopsys, Inc. (a)	212,300	66,320
The Trade Desk, Inc. (a)	882,380	75,285
Zscaler, Inc. (a)	36,600	8,753
		578,001
TOTAL INFORMATION TECHNOLOGY		987,603
MATERIALS - 2.0%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	190,000	18,474
Sherwin-Williams Co.	25,500	6,710
		25,184
Metals & Mining - 1.0%
Steel Dynamics, Inc. (b)	420,815	29,701
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	87,600	6,303
TOTAL MATERIALS		61,188
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
SBA Communications Corp. Class A	44,400	13,471
TOTAL COMMON STOCKS (Cost $1,816,729)		3,005,253

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (d)	37,695,419	37,703
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	18,217,025	18,219
TOTAL MONEY MARKET FUNDS (Cost $55,920)		55,922

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,872,649)	3,061,175
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,906)
NET ASSETS - 100.0%	3,047,269

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,905,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	59,492	327,600	349,389	11	-	-	37,703	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	14,439	168,434	164,654	6	-	-	18,219	0.0%
Total	73,931	496,034	514,043	17	-	-	55,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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